8. Deferred salary (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
DeferredSalaryDetailsNarrativeAbstract
Unpaid salaries	$ 838,476	$ 571,328	$ 1,152,933